Net deferred tax position - Summary of Net Deferred Tax Position (Details) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		€ 5,801		€ 4,570	€ 3,540
Deferred tax liabilities		2,166		1,857	1,841
Reserves likely to be distributed in the foreseeable future		64,900
Deferred tax assets		7,967		6,427	5,381
Consolidation adjustments (intragroup margin in inventory)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		1,927		1,525	1,388
Provision for pensions and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		787		853	850
Remeasurement of other acquired intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		(2,079)	[1]	(2,795)	(3,269)
Remeasurement of other acquired intangible assets | Bioverativ(c)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		987
Remeasurement of other acquired intangible assets | Principia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		648
Remeasurement of other acquired intangible assets | Genzyme
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		15
Remeasurement of other acquired intangible assets | Ablynx NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		178
Recognition of acquired property, plant and equipment at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		(10)		(21)	(24)
Equity interests in subsidiaries and investments in other entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	[2]	(1,044)		(1,023)	(617)
Tax losses available for carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		971		1,526	1,506
Stock options and other share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)		103		84	92
Accrued expenses and provisions deductible at time of payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	[3]	2,277		1,994	1,859
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	[4]	2,869		2,427	1,755
Deferred tax relating to restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		319		286	256
Deferred tax relating to capitalisation of R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 2,053		€ 1,331	€ 742

[1]	(a)As of December 31, 2024, includes remeasurements of the acquired intangible assets of Bioverativ (€987 million), Principia (€648 million), Ablynx (€178 million) and Genzyme (€15 million).
[2]	(b)In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €64.9 billion) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2024, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France, following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act. As of December 31, 2023, this line includes a deferred tax liability arising from temporary differences on investments in subsidiaries which Sanofi expects will reverse in connection with the proposed separation of the Opella business, as announced in October 2023 (see Note D.30.).

[3]	(c)Includes deferred tax assets related to restructuring provisions, amounting to €319 million as of December 31, 2024, €286 million as of December 31, 2023, and €256 million as of December 31, 2022.
[4]	(d)Includes deferred taxes arising on the spread tax deduction of R&D expenses, amounting to €2,053 million as of December 31, 2024, €1,331 million as of
December 31, 2023, and €742 million as of December 31, 2022.